FINANCIAL INVESTMENTS - Movements (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INVESTMENTS
Beginning of the period	₺ 3,121,445
End of the period	2,016,090	₺ 3,121,445
Financial assets at fair value through profit or loss
FINANCIAL INVESTMENTS
Beginning of the period	2,889,205	3,008,678
Purchase of financial investments	2,206,510	8,216,004
Change in fair value recognized in the statement of comprehensive income/(loss)	64,703	167,046
Foreign exchange gains	359,923	575,051
Sales/Maturity of financial investments	(3,157,108)	(7,808,937)
Monetary loss	(529,612)	(1,268,637)
End of the period	1,833,621	2,889,205
Financial assets at amortized cost
FINANCIAL INVESTMENTS
Beginning of the period	232,240	246,974
Purchase of financial investments	209,340	263,365
Foreign exchange gains	32,319	34,156
Change in interest accrual	13,097	2,194
Sales/Maturity of financial investments	(238,221)	(237,586)
Monetary loss	(66,306)	(76,863)
End of the period	₺ 182,469	₺ 232,240